Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Amounts Outstanding (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Aug. 02, 2018 CAD ($)	Jul. 20, 2018
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 3,212		$ 3,267
Notional amount		3,104		3,234
Less: current portion of long-term debt		(494)		(130)
Less: current portion of finance lease obligations		(19)		(18)
Total current long-term debt and finance lease obligations		(513)		(148)
Credit facilities, long-term debt, and finance lease obligations (Note 22)		2,699		3,119
All Borrowings Except Finance Lease Obligations [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value		3,070		3,204
Credit facilities
Disclosure of detailed information about borrowings [line items]
Carrying value		220		339
Notional amount		220		339
Debentures
Disclosure of detailed information about borrowings [line items]
Carrying value		647		647	$ 400
Notional amount		651		651
Interest rate					6.40%	6.40%
Senior notes
Disclosure of detailed information about borrowings [line items]
Carrying value		905		943
Notional amount		914		955
Senior notes | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 700		$ 700
Non-recourse
Disclosure of detailed information about borrowings [line items]
Carrying value		1,144		1,236
Notional amount		1,157		1,250
Non-recourse | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount	1		1
Other
Disclosure of detailed information about borrowings [line items]
Carrying value		154		39
Notional amount		162		39
Other | U.S. Dollars
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 117		$ 21
Finance lease obligation
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 142		$ 63
Weighted average [member] | Credit facilities
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%	3.50%	3.80%	3.80%
Weighted average [member] | Debentures
Disclosure of detailed information about borrowings [line items]
Interest rate	5.80%	5.80%	5.80%	5.80%
Weighted average [member] | Senior notes
Disclosure of detailed information about borrowings [line items]
Interest rate	5.40%	5.40%	5.40%	5.40%
Weighted average [member] | Non-recourse
Disclosure of detailed information about borrowings [line items]
Interest rate	4.30%	4.30%	4.40%	4.40%
Weighted average [member] | Other
Disclosure of detailed information about borrowings [line items]
Interest rate	7.10%	7.10%	9.20%	9.20%